Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
List Of Accounting Policies [Abstract]
Useful Lives Applied to the Group's Property, Plant and Equipment
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Property, plant and equipment	Useful life (years)
Buildings	10-33
Equipment, tools and installations	5 - 18

(in millions)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Acquisition and production costs
As of January 1, 2021	€61.3	€142.4	€81.6	€285.3
Additions	20.0	44.3	63.2	127.5
Disposals	(0.8)	(15.1)	(1.7)	(17.6)
Reclassifications	23.1	25.8	(48.9)	—
Currency differences	0.5	0.7	0.1	1.3
Acquisition of subsidiaries and businesses	—	0.2	—	0.2

As of December 31, 2021	€104.1	€198.3	€94.3	€396.7

As of January 1, 2022	104.1	198.3	94.3	396.7
Additions	100.2	46.7	182.3	329.2
Disposals	—	(1.1)	(0.5)	(1.6)
Reclassifications	12.0	28.2	(40.2)	—
Currency differences	0.7	0.9	(0.4)	1.2

As of December 31, 2022	€217.0	€273.0	€235.5	€725.5

(in millions)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Cumulative depreciation and impairment charges
As of January 1, 2021	€10.4	€47.9	€—	€58.3
Depreciation	4.4	25.0	—	29.4
Disposals	(0.6)	(13.1)	—	(13.7)
Currency differences	—	0.2	—	0.2

As of December 31, 2021	€14.2	€60.0	€—	€74.2

As of January 1, 2022	14.2	60.0	—	74.2
Depreciation	7.8	34.6	—	42.4
Disposals	—	(0.4)	—	(0.4)
Currency differences	—	0.1	—	0.1

As of December 31, 2022	€22.0	€94.3	€—	€116.3

(in millions)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Carrying amount
As of December 31, 2021	€89.9	€138.3	€94.3	€322.5

As of December 31, 2022	€195.0	€178.7	€235.5	€609.2

Useful Lives Applied to the Group's Right-of-use Assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets or shorter lease term, as follows:

Right-of-use assets	Useful life or shorter lease term (years)
Buildings	2-25
Equipment, tools and installations	2-5
Production facilities	2-3
Automobiles	3-4

Useful Lives Applied to the Group's Intangible Assets	A summary of the useful lives applied to the Group’s intangible assets is as follows:

Intangible assets	Useful life (years)
Intellectual property rights	8-20
Licenses	3-20
Software	3-8

Schedule of Standards Applied for the First Time
In 2022, the following potentially relevant new and amended standards and interpretations became effective, but did not have an impact on our consolidated financial statements:

Standards / Interpretations	Date of application
Amendments to IFRS 3 Business Combinations: Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets: Onerous Contracts – Cost of Fulfilling a Contract Amendments to IAS 37	January 1, 2022
Amendments to IAS 16 Property, Plant and Equipment: Proceeds before Intended Use	January 1, 2022
Annual Improvements to IFRS Standards 2018-2020	January 1, 2022

Schedule of Standards Issued but Not Yet Effective
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the financial statements and that might have an impact on our financial statements are disclosed below. We have not adopted any standards early and intend to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Standards / Interpretations	Date of application
IFRS 17 Insurance Contracts	January 1, 2023
Amendments to IFRS 17 Insurance Contracts	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies	January 1, 2023
Amendments to IAS 8 Accounting policy changes: Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023
Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current	January 1, 2024
Amendments to IAS 1 Presentation of Financial Statements: Non-current Liabilities with Covenants	January 1, 2024
Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback	January 1, 2024